Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	Asia Pacific Small Company Portfolio – Institutional
Account Value	$ 13,935	$ 11,418	$ 11,376	$ 15,562	$ 11,292	$ 11,324	$ 10,799	$ 11,804	$ 10,202	$ 8,781	$ 10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	Continental Small Company Portfolio – Institutional
Account Value	$ 21,214	17,143	15,378	21,749	14,433	14,822	13,732	15,453	11,559	10,937	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	DFA Commodity Strategy Portfolio – Institutional
Account Value	$ 10,073	10,127	10,563	9,929	6,817	7,362	7,512	7,699	7,464	7,484	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	DFA Global Real Estate Securities Portfolio – Institutional
Account Value	$ 15,873	12,163	12,976	16,710	11,761	14,570	11,698	11,479	10,848	10,344	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	DFA International Real Estate Securities Portfolio – Institutional
Account Value	$ 11,153	9,224	9,563	13,190	9,866	12,979	10,592	10,617	10,068	9,963	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	DFA International Small Cap Value Portfolio – Institutional
Account Value	$ 17,766	14,395	12,220	15,376	10,633	12,227	11,877	13,710	10,754	10,331	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	DFA Real Estate Securities Portfolio – Institutional
Account Value	$ 18,985	14,133	15,333	19,018	12,936	15,451	12,297	11,982	11,319	10,589	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Core Equity Portfolio – Institutional
Account Value	$ 15,646	12,653	10,955	14,618	11,584	11,455	10,264	11,863	9,566	8,551	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets ex China Core Equity Portfolio – Institutional
Account Value	$ 11,294	9,105	7,984
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Portfolio – Institutional
Account Value	$ 14,774	11,971	10,592	14,302	11,732	11,461	10,320	11,746	9,410	8,476	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Small Cap Portfolio – Institutional
Account Value	$ 17,196	14,278	12,406	16,022	11,823	11,729	10,383	12,427	10,271	9,012	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Targeted Value Portfolio – Institutional
Account Value	$ 15,304	12,563	10,905	13,874	10,032	10,438
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Value Portfolio – Institutional
Account Value	$ 15,565	12,640	10,919	13,575	10,035	11,119	10,606	11,713	9,415	8,170	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	Enhanced U.S. Large Company Portfolio – Institutional
Account Value	$ 31,762	22,913	20,875	25,849	18,227	16,638	14,384	13,619	11,025	10,525	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	Global Small Company Portfolio – Institutional
Account Value	$ 18,008	14,064	13,781	16,469	10,993	11,421	10,951	11,530
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	International Core Equity Portfolio – Institutional
Account Value	$ 17,424	14,281	12,545	16,134	11,651	12,438	11,551	12,665	10,050	9,890	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	International High Relative Profitability Portfolio – Institutional
Account Value	$ 15,432	13,074	11,510	14,992	11,371	11,280	9,966	10,738
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	International Small Company Portfolio – Institutional
Account Value	$ 18,000	14,626	13,227	18,007	12,786	13,269	12,466	13,781	10,891	10,330	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	International Vector Equity Portfolio – Institutional
Account Value	$ 17,497	14,324	12,528	16,093	11,314	12,353	11,710	12,942	10,204	9,886	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	Japanese Small Company Portfolio – Institutional
Account Value	$ 17,248	14,915	12,605	16,540	14,681	15,029	14,450	15,677	12,387	10,862	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	Large Cap International Portfolio – Institutional
Account Value	$ 17,065	13,921	12,212	15,482	11,422	12,157	11,009	11,840	9,565	9,690	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	Selectively Hedged Global Equity Portfolio – Institutional
Account Value	$ 24,232	18,622	17,017	19,708	13,996	13,931	12,653	12,948	10,397	9,966	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Core Equity 1 Portfolio – Institutional
Account Value	$ 30,949	22,676	21,254	24,111	16,571	15,700	14,122	13,375	10,706	10,326	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Core Equity 2 Portfolio – Institutional
Account Value	$ 29,468	21,635	20,479	23,059	15,649	14,995	13,660	13,114	10,546	10,192	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. High Relative Profitability Portfolio – Institutional
Account Value	$ 28,168	20,687	19,037	20,816	15,372	13,987	12,070	10,984
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Large Cap Equity Portfolio – Institutional
Account Value	$ 32,386	23,431	21,531	25,070	17,604	16,073	14,207	13,300	10,713	10,349	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Large Cap Value Portfolio – Institutional
Account Value	$ 23,630	18,148	18,310	18,982	12,767	14,436	13,495	13,130	10,579	10,116	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Micro Cap Portfolio – Institutional
Account Value	$ 23,467	17,898	18,789	20,406	12,443	13,805	13,772	13,597	10,547	10,111	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Small Cap Portfolio – Institutional
Account Value	$ 23,357	17,742	18,474	20,441	12,913	13,604	13,415	13,313	10,629	10,234	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Small Cap Value Portfolio – Institutional
Account Value	$ 22,923	17,623	18,073	17,969	10,386	12,092	12,471	12,659	10,154	9,717	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Targeted Value Portfolio – Institutional
Account Value	$ 23,634	18,341	18,695	18,958	10,962	12,639	12,529	12,722	10,305	9,880	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Vector Equity Portfolio – Institutional
Account Value	$ 24,248	18,397	18,473	19,954	12,875	13,714	12,948	12,859	10,310	9,982	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	United Kingdom Small Company Portfolio – Institutional
Account Value	$ 14,419	10,958	10,074	15,176	10,030	11,838	10,748	11,855	9,170	10,943	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	World Core Equity Portfolio – Institutional
Account Value	$ 23,673	18,079	16,489	19,775	14,049	13,876	12,622	12,900	10,309	9,939	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	World ex U.S. Core Equity Portfolio – Institutional
Account Value	$ 16,933	13,867	12,164	15,706	11,559	12,093	11,132	12,399	9,893	9,550	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	World ex U.S. Targeted Value Portfolio – Institutional
Account Value	$ 17,254	14,038	12,127	15,501	10,854	12,055	11,482	13,283	10,410	9,712	10,000
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name	World ex U.S. Value Portfolio – Institutional
Account Value	$ 16,556	13,531	11,612	13,862	9,545	11,330	10,921	12,029	9,549	9,223	10,000
MSCI Pacific ex Japan Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Pacific ex Japan Index (net div.)
Account Value	$ 14,929	11,874	11,295	14,289	10,940	12,073	10,382	11,065	9,336	8,510	10,000
MSCI Europe ex UK Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe ex UK Index (net div.)
Account Value	$ 17,592	14,340	12,295	16,575	11,829	12,434	11,069	12,261	9,493	10,132	10,000
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (hedged to USD)
Account Value	$ 12,328	11,216	11,026	12,548	12,652	12,128	10,958	10,936	10,803	10,272	10,000
MSCI All Country World IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IMI Index (net div.)
Account Value	$ 23,379	17,667	16,145	20,236	14,644	14,037	12,533	12,653	10,244	10,010	10,000
MSCI All Country World ex USA IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA IMI Index (net div.)
Account Value	$ 16,163	13,009	11,655	15,576	11,899	12,174	10,975	11,987	9,684	9,611	10,000
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Account Value	$ 16,753	13,528	12,019	15,416	11,369	12,197	10,981	11,777	9,595	9,819	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
MSCI Emerging Markets Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net div.)
Account Value	$ 14,012	11,181	10,091	14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
MSCI Emerging Markets ex China Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index (net div.)
Account Value	$ 10,396	8,174	7,637
MSCI Emerging Markets Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net div.)
Account Value	$ 14,012	11,181	10,091	14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
MSCI Emerging Markets Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net div.)
Account Value	$ 14,012	11,181	10,091	14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
MSCI Emerging Markets Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net div.)
Account Value	$ 13,388	10,683	9,642	13,979	11,952	11,041
MSCI Emerging Markets Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net div.)
Account Value	$ 14,012	11,181	10,091	14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
MSCI All Country World IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IMI Index (net div.)
Account Value	$ 21,630	16,345	14,937	18,722	13,549	12,987	11,595	11,707
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Account Value	$ 16,753	13,528	12,019	15,416	11,369	12,197	10,981	11,777	9,595	9,819	10,000
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Account Value	$ 15,270	12,331	10,955	14,051	10,363	11,117	10,008	10,734
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Account Value	$ 16,753	13,528	12,019	15,416	11,369	12,197	10,981	11,777	9,595	9,819	10,000
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Account Value	$ 16,753	13,528	12,019	15,416	11,369	12,197	10,981	11,777	9,595	9,819	10,000
MSCI Japan Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Japan Index (net div.)
Account Value	$ 18,067	14,769	12,646	16,788	14,004	13,958	12,786	13,259	11,255	10,907	10,000
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Account Value	$ 16,753	13,528	12,019	15,416	11,369	12,197	10,981	11,777	9,595	9,819	10,000
MSCI All Country World IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IMI Index (net div.)
Account Value	$ 23,379	17,667	16,145	20,236	14,644	14,037	12,533	12,653	10,244	10,010	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 26,574	19,247	17,580	21,023	14,649	13,213	11,575	10,820
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
MSCI United Kingdom Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI United Kingdom Index (net div.)
Account Value	$ 14,458	11,887	10,531	12,023	8,366	10,760	10,049	10,539	8,667	9,655	10,000
MSCI All Country World IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IMI Index (net div.)
Account Value	$ 23,379	17,667	16,145	20,236	14,644	14,037	12,533	12,653	10,244	10,010	10,000
MSCI All Country World ex USA IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA IMI Index (net div.)
Account Value	$ 16,163	13,009	11,655	15,576	11,899	12,174	10,975	11,987	9,684	9,611	10,000
MSCI All Country World ex USA IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA IMI Index (net div.)
Account Value	$ 16,163	13,009	11,655	15,576	11,899	12,174	10,975	11,987	9,684	9,611	10,000
MSCI All Country World ex USA IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA IMI Index (net div.)
Account Value	$ 16,163	13,009	11,655	15,576	11,899	12,174	10,975	11,987	9,684	9,611	10,000
MSCI Pacific ex Japan Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Pacific ex Japan Small Cap Index (net div.)
Account Value	$ 14,188	11,443	11,691	15,402	11,471	11,137	10,023	11,014	9,434	8,533	10,000
MSCI Europe ex UK Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe ex UK Small Cap Index (net div.)
Account Value	$ 19,795	16,130	14,927	22,793	15,216	14,753	13,886	15,342	11,429	11,138	10,000
Bloomberg Commodity Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Total Return Index
Account Value	$ 9,921	10,040	10,347	9,309	6,467	7,087	7,275	7,404	7,234	7,428	10,000
S&P Global REIT Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global REIT Index (net div.)
Account Value	$ 14,399	11,020	11,790	15,120	10,491	13,602	11,178	11,117	10,658	10,259	10,000
S&P Global ex US REIT Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global ex US REIT Index (net div.)
Account Value	$ 10,866	8,964	9,461	13,101	9,861	13,091	10,654	10,709	10,132	10,004	10,000
MSCI World ex USA Small Value Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Value Index (net div.)
Account Value	$ 16,689	13,659	12,416	16,179	11,428	12,956	12,115	13,164	10,577	10,178	10,000
Dow Jones U.S. Select REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select REIT Index
Account Value	$ 17,250	12,716	13,564	16,949	10,858	14,504	12,014	11,659	11,217	10,687	10,000
MSCI Emerging Markets Value Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Value Index (net div.)
Account Value	$ 12,822	10,460	9,221	12,330	9,610	10,499	9,905	10,797	8,946	8,238	10,000
MSCI All Country World Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Small Cap Index (net div.)
Account Value	$ 17,996	13,987	13,811	17,711	12,196	12,164	11,259	11,701
MSCI World ex USA Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index (net div.)
Account Value	$ 17,308	14,004	13,254	18,702	13,632	13,721	12,634	13,694	10,881	10,466	10,000
MSCI Japan Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Japan Small Cap Index (net div.)
Account Value	$ 17,690	15,094	13,317	17,732	15,667	15,898	14,545	15,475	12,774	11,283	10,000
MSCI All Country World Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net div.)
Account Value	$ 23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
Russell 1000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 21,460	16,006	17,506	21,490	14,251	14,270	13,603	13,355	10,446	10,034	10,000
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 21,460	16,006	17,506	21,490	14,251	14,270	13,603	13,355	10,446	10,034	10,000
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 20,280	15,391	17,087	19,141	11,650	13,534	13,112	13,190	10,568	9,712	10,000
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 20,280	15,391	17,087	19,141	11,650	13,534	13,112	13,190	10,568	9,712	10,000
MSCI United Kingdom Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI United Kingdom Small Cap Index (net div.)
Account Value	$ 13,571	10,350	9,842	15,778	10,827	12,596	11,513	12,494	9,456	11,242	10,000
MSCI All Country World Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (net div.)
Account Value	$ 23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI All Country World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (net div.)
Account Value	$ 15,972	12,846	11,463	15,228	11,745	12,059	10,838	11,812	9,553	9,532	10,000
MSCI All Country World ex USA SMID Value Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA SMID Value Index (net div.)
Account Value	$ 15,965	13,039	11,557	14,865	10,704	12,240	11,368	12,526	10,108	9,807	10,000
MSCI All Country World ex USA IMI Value Index (Net Div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA IMI Value Index (net div.)
Account Value	$ 15,041	12,178	10,623	13,075	9,487	11,184	10,539	11,454	9,328	9,244	10,000
MSCI All Country World ex USA Value Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Value Index (net div.)
Account Value	$ 14,729	$ 11,921	$ 10,360	$ 12,654	$ 9,230	$ 10,981	$ 10,364	$ 11,232	$ 9,168	$ 9,146	$ 10,000